November 9, 2001


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re: Trainer Wortham Funds (the "Registrant")
    File No. File Nos. 2-15037 and 811-879

To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of two Supplements, each dated November 9, 2001. One supplement relates to the Large-Cap Growth Fund Prospectus and the other to the Froley, Revy Convertible Securities Fund Prospectus of the Registrant, each dated November 1, 2001.

The purpose of the supplement to the Large-Cap Growth Fund
Prospectus is to inform investors that, as of the date of this Supplement, shares of the Fund are no longer being offered and the Fund is expected to liquidate on December
14, 2001.

The purpose of the supplement to the Froley, Revy
Convertible Securities Fund Prospectus is to supplement the disclosure in the Fund's Prospectus on Page 9 under the section titled, "Sales Charge Waivers - Class A Shares" in order to inform investors that shares acquired by shareholders of the Trainer Wortham Large-Cap Growth Fund pursuant to an exchange privilege in existence for shareholders of that Fund through December 14, 2001 qualify for a waiver of the related sales charge.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4821.

Thank you for your courtesy and cooperation.

Sincerely,

/s/ Christine Pierangeli
Christine Pierangeli
Regulatory Administrator




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                        TRAINER WORTHAM FUNDS

                Trainer Wortham Large-Cap Growth Fund

                  Supplement dated November 9, 2001
                 to Prospectus dated November 1, 2001


     The following information replaces and supersedes any contrary information contained in the Fund's Prospectus.

     At a recent Board meeting, the Trustees voted to liquidate the Fund due to its small size. Accordingly, as of the date of this supplement, shares of the Fund are no longer being offered.

     It is expected that the liquidation will be completed on or about December 14, 2001.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT
               WITH THE PROSPECTUS FOR FUTURE REFERENCE.




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                       TRAINER WORTHAM FUNDS

               Froley, Revy Convertible Securities Fund

                  Supplement dated November 9, 2001
                 to Prospectus dated November 1, 2001


     The following information supplements the disclosure in the Fund's Prospectus on Page 9 under the section titled, "Sales Charge Waivers - Class A Shares."

     The following qualify for waivers of sales charges:

       Shares acquired by shareholders of the Trainer Wortham
       Large-Cap Growth Fund pursuant to an exchange privilege in existence for shareholders of that Fund through December 14, 2001.


               INVESTORS SHOULD RETAIN THIS SUPPLEMENT
              WITH THE PROSPECTUS FOR FUTURE REFERENCE.